4. Loan Servicing (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Unpaid principal balances of mortgage loans serviced for others	$ 198,438,802	$ 201,405,241
Net gain realized on the sale of loans	$ 1,375,689	$ 792,303